Equity Based Compensation - Schedule Of Stock Based Compensation Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 25, 2021	Sep. 26, 2020	Sep. 25, 2021	Sep. 26, 2020
The 2021 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity based compensation	$ 7,395	$ 403	$ 7,952	$ 1,649
Common Class A [Member] | The 2021 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity based compensation	134		134
Restricted Stock Units (RSUs) [Member] | The 2021 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity based compensation	454		454
Time Based Units [Member] | The 2021 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity based compensation	260	$ 403	817	$ 1,649
Two Point Zero And Two Point Five Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity based compensation			5,645
Two Point Zero And Two Point Five Units [Member] | The 2021 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity based compensation	6,052		6,052
Three Point Zero Units [Member] | The 2021 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity based compensation	$ 495		$ 495